Income Tax- Additional Information (Detail) - ARS ($) $ in Thousands													12 Months Ended
	Mar. 19, 2025	Oct. 08, 2024	Mar. 18, 2024	Apr. 18, 2023	Dec. 29, 2022	Oct. 17, 2022	Jul. 23, 2021	Jun. 16, 2021	Oct. 24, 2019	May 28, 2019	Dec. 17, 2018	Sep. 19, 2017	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 17, 2024
Disclosure Of Income Taxes [line items]
Effective income tax rate													9.30%	32.60%		31.10%
Tax rate effect of adjustments for current tax of prior periods																			100.00%
Variation of internal rate denominated IPC																	15.00%	30.00%	55.00%
Income tax rate for the period													35.00%	35.00%		35.00%
Income taxes paid													$ 322,210,844	$ 57,804,036	[1]	$ 18,243,607
Banco Macro SA [member]
Disclosure Of Income Taxes [line items]
Income tax current																	$ 9,933,210	$ 7,002,124
Fiscal Year 2013 To 2017 [Member] | Banco Macro SA [member]
Disclosure Of Income Taxes [line items]
Income tax refund									$ 4,782,766
Reimbursement of Income tax amount		$ 4,782,766
Fiscal Year 2018 [Member] | Banco Macro SA [member]
Disclosure Of Income Taxes [line items]
Income tax refund									$ 5,015,451
Reimbursement of Income tax amount	$ 5,015,451
Fiscal Year 2018 [Member] | Banco BMA SAU [Member]
Disclosure Of Income Taxes [line items]
Income tax refund										$ 558,439
Reimbursement of Income tax amount				$ 558,439
Tax Year 2020 [Member]
Disclosure Of Income Taxes [line items]
Reimbursement of Income tax amount							$ 254,305
Tax Year 2021 [Member]
Disclosure Of Income Taxes [line items]
Income tax rate for the period								25.00%
Reimbursement of Income tax amount						$ 382,189
Tax Year 2022 [Member]
Disclosure Of Income Taxes [line items]
Income tax rate for the period								30.00%
Tax Year 2023 [Member]
Disclosure Of Income Taxes [line items]
Income tax rate for the period								35.00%
Fiscal Year 2016 [Member] | Banco BMA SAU [Member]
Disclosure Of Income Taxes [line items]
Income tax refund			$ 315,987									$ 315,987
Interest payable																				$ 816,473
Fiscal Year 2017 [Member] | Banco BMA SAU [Member]
Disclosure Of Income Taxes [line items]
Income tax refund											$ 251,756
Fiscal Year 2019 To 2020 [Member] | Banco BMA SAU [Member]
Disclosure Of Income Taxes [line items]
Income tax refund					$ 639,325
Income taxes paid					$ 965,670
Forecast [member]
Disclosure Of Income Taxes [line items]
Tax rate effect of adjustments for current tax of prior periods																100.00%

[1]	See Note 3.